Segmental information (Tables)	12 Months Ended
Dec. 31, 2020
Segmental information
Schedule of consolidated segment revenue and results and segment assets and liabilities

Consolidated segment revenue and results

	(As Restated)
			Services
	Capital	Asset	and other
	provision	management	corporate	Total
December 31, 2020	$’000	$’000	$’000	$’000
Income*	326,796	15,106	15,071	356,973
Operating expenses	(57,098)	(26,678)	(22,481)	(106,257)
Amortization of intangible asset arising on acquisition	-	-	(8,703)	(8,703)
Finance costs	-	-	(40,298)	(40,298)
Profit/(loss) for the year before taxation	269,698	(11,572)	(56,411)	201,715
Taxation	(35,080)	(2,647)	790	(36,937)
Other comprehensive income	-	-	(10,206)	(10,206)
Total comprehensive income	234,618	(14,219)	(65,827)	154,572
*Includes the following revenue from contracts with customers for services transferred over time	-	15,106	2,585	17,691

	(As Restated)
			Services
	Capital	Asset	and other
	provision	management	corporate	Total
December 31, 2019	$’000	$’000	$’000	$’000
Income*	336,510	15,160	14,373	366,043
Operating expenses	(68,952)	(28,177)	(25,585)	(122,714)
Amortization of intangible asset arising on acquisition	-	-	(9,495)	(9,495)
Finance costs	-	-	(39,622)	(39,622)
Profit/(loss) for the year before taxation	267,558	(13,017)	(60,329)	194,212
Taxation	(10,826)	89	(2,680)	(13,417)
Other comprehensive income	-	-	(17,525)	(17,525)
Total comprehensive income	256,732	(12,928)	(80,534)	163,270
*Includes the following revenue from contracts with customers for services transferred over time	-	15,160	5,678	20,838

	(As Restated)
			Services
	Capital	Asset	and other
	provision	management	corporate	Total
December 31, 2018	$’000	$’000	$’000	$’000
Income*	400,882	11,691	12,404	424,977
Operating expenses	(44,046)	(12,175)	(15,610)	(71,831)
Amortization of intangible asset arising on acquisition	-	-	(9,494)	(9,494)
Finance costs	-	-	(38,538)	(38,538)
Profit/(loss) before taxation	356,836	(484)	(51,238)	305,114
Taxation	15,193	(164)	(2,566)	12,463
Other comprehensive income	-	-	24,701	24,701
Total comprehensive income	372,029	(648)	(29,103)	342,278
*Includes the following revenue from contracts with customers for services transferred over time	-	11,691	12,056	23,747

Consolidated segment assets and liabilities

	(As Restated)
			Services
	Capital	Asset	and other
	provision	management	corporate	Total
December 31, 2020	$’000	$’000	$’000	$’000
Assets
Cash and cash equivalents	173,177	60	148,953	322,190
Cash management assets	-	-	16,594	16,594
Other assets	23,148	5,664	3,096	31,908
Due from settlement of capital provision assets	32,552	-	-	32,552
Capital provision assets	2,562,677	-	-	2,562,677
Property, plant and equipment	13,041	-	1,552	14,593
Goodwill*	-	-	134,032	134,032
Deferred tax asset	-	-	256	256
Total assets	2,804,595	5,724	304,483	3,114,802

Liabilities
Due to brokers	-	-	-	-
Loan interest payable	-	-	(9,556)	(9,556)
Other liabilities	(763)	(661)	(102,939)	(104,363)
Loan capital	-	-	(667,814)	(667,814)
Capital provision asset subparticipations	(14,107)	-	-	(14,107)
Third-party interests in consolidated entities	(635,057)	-	-	(635,057)
Deferred tax liabilities	(17,695)	-	(4,630)	(22,325)
Total liabilities	(667,622)	(661)	(784,939)	(1,453,222)
Total net assets	2,136,973	5,063	(480,456)	1,661,580

*The goodwill asset is reported within the services and other corporate segment and not allocated to the capital provision or asset management segments to be consistent with the presentation format used by management for monitoring segments

	(As Restated)
			Services
	Capital	Asset	and other
	provision	management	corporate	Total
December 31, 2019	$’000	$’000	$’000	$’000
Assets
Cash and cash equivalents	122,909	248	63,464	186,621
Cash management assets	-	-	37,966	37,966
Due from brokers	95,226	-	-	95,226
Other assets	6,417	2,012	4,789	13,218
Due from settlement of capital provision assets	54,358	-	-	54,358
Capital provision assets	2,432,829	-	-	2,432,829
Equity securities	31,396	-	-	31,396
Property, plant and equipment	15,380	-	4,804	20,184
Intangible asset	-	-	8,703	8,703
Goodwill*	-	-	133,999	133,999
Deferred tax asset	23,718	-	1,221	24,939
Total assets	2,782,233	2,260	254,946	3,039,439

Liabilities
Financial liabilities at fair value through profit or loss	(91,493)	-	-	(91,493)
Due to brokers	(51,401)	-	-	(51,401)
Loan interest payable	-	-	(9,462)	(9,462)
Other liabilities	(220)	(467)	(82,055)	(82,742)
Loan capital	-	-	(655,880)	(655,880)
Capital provision asset subparticipations	(13,944)	-	-	(13,944)
Third-party interests in consolidated entities	(623,175)	-	-	(623,175)
Deferred tax liabilities	(5,400)	-	(4,262)	(9,662)
Total liabilities	(785,633)	(467)	(751,659)	(1,537,759)
Total net assets	1,996,600	1,793	(496,713)	1,501,680

\*The goodwill asset is reported within the services and other corporate segment and not allocated to the capital provision or asset management segments to be consistent with the presentation format used by management for monitoring segment